Dreyfus Liquid Assets, Inc.

                                  Supplement
                                      dated
                                November 13, 2000
                                    to the
                                  Prospectus
                                      dated
                                   May 1, 2000


      The Fund's investments include certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. banks and foreign branches of U.S. banks.





                                                                        039S0500

================================================================================


                           Dreyfus Liquid Assets, Inc.

                                   Supplement
                                      dated
                                November 13, 2000
                                     to the
                       Statement of Additional Information
                                      dated
                                   May 1, 2000


The Fund's investments include certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by U.S. banks and foreign branches of U.S. banks.